Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense computed at U.S. federal statutory income tax rate	$ (50,575)	$ (11,628)
Income tax expense computed at U.S. federal statutory income tax rate, percentage	21.00%	21.00%
State income taxes	$ (10,190)	$ (2,257)
State income taxes, percentage	4.20%	4.10%
Permanent Items	$ 8,197	$ 321
Permanent Items, Percentage	(3.40%)	(0.60%)
Valuation allowance	$ 53,577	$ 13,632
Valuation allowance	(22.20%)	(24.60%)
Other	$ (544)	$ 9
Other, percent	0.30%	0.00%
Income tax expense computed at U.S. federal statutory income tax rate	$ 465	$ 77
Income tax expense computed at U.S. federal statutory income tax rate	0.10%	0.10%